Long-term investments, net (Details) - USD ($)	Mar. 31, 2026	Sep. 30, 2025
Long-term investments, net
Equity investment at cost	$ 40,913,370	$ 40,913,370
Accumulated losses from equity method investment	(919,017)	(308,681)
Long-term investments, net	$ 39,994,353	$ 40,604,689